Annual Operating Expenses - FidelityDefinedMaturityFunds-AIComboPRO - FidelityDefinedMaturityFunds-AIComboPRO - Fidelity Municipal Income 2025 Fund	Aug. 29, 2022
Fidelity Advisor Municipal Income 2025 Fund - Class A
Operating Expenses:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.10%
Total annual operating expenses	0.65%
Fidelity Advisor Municipal Income 2025 Fund - Class I
Operating Expenses:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.40%